FLAHERTY & CRUMRINE PREFERRED INCOME FUND

To the Shareholders of the Flaherty & Crumrine Preferred Income Fund ("PFD"):

      Beginning with issues arising in the subprime mortgage loan market, a well-publicized series of events has roiled financial markets over the past several months. The preferred stock market and closed-end funds have been particularly impacted, and, consequently, for the Fund's third fiscal quarter ended August 31, 2007, the Fund had a total return of -4.9% on the net asset value (NAV) of its Common Stock.

      As we've discussed in prior letters, problems in the subprime mortgage loan market first bubbled up in January of this year. Throughout this year, the Fund has had no direct exposure to subprime loans, and we avoided investing in companies that had meaningful risks associated with the product. Our research team closely monitors the loan quality and underwriting standards of each financial company in the portfolio, and we invest only in companies that meet our quality thresholds. We're not perfect, but we believe that the Fund's portfolio is comprised of holdings in fundamentally sound companies.

      In isolation, the impact of this weakness in the subprime loan market should have been limited to direct participants in this market; unfortunately, given the complexity of the financial system, few things happen in isolation. When the subprime problems became more pronounced several months ago, the fallout from this subprime weakness has been widespread and severe.

      Fueled by low interest rates and relatively relaxed financing terms, a great deal more leverage had become built into the system than even just a few years ago. As investments directly associated with subprime mortgages declined significantly in value during the quarter, they became very illiquid. Highly-leveraged investors then were forced to sell other more liquid types of assets like investment-grade preferred and debt securities to meet redemptions or margin calls. Risk and liquidity premiums surged, indiscriminately taking yields on all credit instruments with them. In short, excess leverage created the financial powder keg and subprime loan problems provided the spark.

      With yields on preferred securities rising more than yields on more senior debt securities, the prices of the securities in our portfolio fell as the supply of preferred securities exceeded demand. The rearview mirror is still a bit foggy, but it appears that much of the selling pressure came from hedge funds. Hedge funds had become the 800-pound gorilla in the credit markets recently, and although they've been forced to slim down, they can still have a big impact.

      Hedge funds were not the only investors selling, but since they aren't required to disclose their preferred securities holdings, no one knows how extensive their selling pressure was. As a result, prospective buyers were extremely cautious because they feared additional selling would further depress prices. Wall Street brokers and dealers normally stand ready to provide liquidity to sellers, but they appeared reluctant to buy. Long-term investors like the Fund, as well as individual investors, insurance companies and pension funds, also stayed on the sidelines for the most part. During the quarter, and since it ended, we have added some positions at attractive levels, but we are continuing to take a go-slow approach.

      Subprime fallout also extended to the market for short-term, or money-market, securities such as commercial paper and auction-rate securities. This market was in a state of disarray throughout August and into early September. Investors in money-market securities don't like risk, and, at the slightest hint of trouble, they pull their money out and invest in short-term government securities. While the perception of risk is real for a small segment of borrowers, the reaction seems to be disproportionate.

      These disruptions in the short-term market impacted the Fund in two meaningful ways. First, they contributed to price weakness in many of the Fund's investments, particularly in financial companies.

While banks can fulfill their short-term financing needs with customer deposits and through the Federal Reserve, finance companies like broker-dealers need to rely on the short-term securities market to run their day-to-day operations. This market is like oxygen to most financial companies, and restricting their borrowing makes it more expensive for them to operate. We continue to believe that none of the financial companies in our portfolio face significant risks of default as a result of this increased cost of borrowing, but it has clearly impacted their earnings outlooks and the prices of their preferred securities.

      Second, the rates paid by the Fund on its own auction-rate Preferred Stock have risen significantly as a direct result of liquidity problems in the financial markets. The frustrating irony is that the Fund's own Preferred Stock is of very high quality with a rating of AA and logic would dictate that rates should fall as investors seek out higher quality investments. This high quality is a function of the Investment Company Act (which governs the Fund) and the guidelines imposed by the rating agencies. As Kevin Conery, Merrill Lynch's Preferred Stock Strategist, recently observed about the Investment Company Act, "while some have criticized it for being too conservative for its 200% asset coverage test, at times like these in the market, we respect this discipline."
While we are beginning to see some improvement in the auction rates of our Preferred Stock, and the recent interest rate cut by the Federal Reserve should help over the coming months, we haven't yet returned to more normalized auction rates.

      The higher cost of our auction-rate Preferred Stock comes directly out of money available for distribution as the monthly Common Stock dividend. On the plus side, higher yields on preferred stock mean that we have been able to increase the income earned on the portfolio. It will take some time to see how these two offsetting factors affect income; in the meantime we are doing our best to manage both. We are comfortable with the current dividend, but we strive to pay out a rate that is sustainable and will make adjustments as conditions warrant.

      We have been through periods of fear and volatility before, and we remain optimistic about long-term prospects for the Fund. Such periods create opportunities to buy securities of sound companies at discounted prices, as many shorter-term investors exit the market by selling both good and bad investments. We expect both more rational pricing and reduced risk of early redemption of our portfolio securities as markets settle down - both of which should benefit future returns for long-term investors. In addition, our Preferred Stock auction rates are likely to normalize in due course, as the market begins to better recognize the credit quality of our Preferred Stock. While we cannot say with certainty when, or if, these things will happen, as managers we are doing our best to position the Fund to ride out the current storm and prepare for better days ahead.

      In volatile market conditions like these, we may provide more frequent updates about the preferred securities market and the Fund's portfolio. We did so this past quarter by adding special Questions and Answers regarding the market price of the Fund's shares to the Fund's website at WWW.PREFERREDINCOME.COM. We encourage you to stay informed as shareholders by periodically visiting the website for additional information about your Fund.

                Sincerely,

                /s/ Donald F. Crumrine          /s/ Robert M. Ettinger

                Donald F. Crumrine              Robert M. Ettinger
                Chairman of the Board           President

October 17, 2007

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2007 (UNAUDITED)
                          ------------------------------------------------------

FUND STATISTICS ON 08/31/07
--------------------------------------------------------------------------------
Net Asset Value                                                     $     14.19
Market Price                                                        $     14.13
Discount                                                                   0.42%
Yield on Market Price                                                      7.30%
Common Stock Shares Outstanding                                      10,530,560

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
AA                                                                          6.5%
A                                                                          15.8%
BBB                                                                        51.9%
BB                                                                         13.2%
Not Rated                                                                  10.5%
--------------------------------------------------------------------------------
Below Investment Grade*                                                    16.1%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------
Utilities                                                                    32%
Banking                                                                      30%
Insurance                                                                    15%
Financial Services                                                           12%
Energy                                                                        7%
REITs                                                                         2%
Other                                                                         2%

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Interstate Power & Light                                                    5.1%
FBOP Corp                                                                   4.0%
Banco Santander                                                             3.8%
Liberty Mutual Group                                                        3.7%
First Republic Bank                                                         3.6%
Xcel Energy                                                                 3.1%
SLM Corp                                                                    3.1%
CoBank ACB                                                                  2.9%
EOG Resources                                                               2.8%
Goldman Sachs                                                               2.3%

                                                                % OF PORTFOLIO**
--------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income
  (QDI) for Individuals                                                      61%
Holdings Generating Income Eligible for the Corporate
  Dividend Received Deduction (DRD)                                          53%
--------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
-------------------------------------------------------

SHARES/$ PAR                                                                                                         VALUE
------------                                                                                                    ---------------
PREFERRED SECURITIES -- 94.4%
               BANKING -- 29.8%
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ...........................................    $     3,392,376
      34,860   BAC Capital Trust I, 7.00% Pfd. 12/15/31 ....................................................            873,679
       7,700   BAC Capital Trust II, 7.00% Pfd. 02/01/32 ...................................................            190,816
               Banco Santander:
      25,000      Adj. Rate Pfd., 144A**** .................................................................            572,000**(1)
     301,200      6.50% Pfd., 144A**** .....................................................................          6,758,928**(1)
      63,200      6.80% Pfd., 144A**** .....................................................................          1,471,928**(1)
$  2,000,000   Capital One Capital III, 7.686% 08/15/36 ....................................................          1,856,850
$  3,500,000   CBG Florida REIT Corporation, 7.114%, 144A**** ..............................................          3,409,038
      19,648   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 ...............................................            484,447
               Cobank, ACB:
      50,000      7.00% Pfd., 144A**** .....................................................................          2,568,000*
      75,000      7.814% Pfd., 144A**** ....................................................................          4,018,500*
$  2,575,000   Comerica Capital Trust II, 6.576% 02/20/37 ..................................................          2,285,555
       9,000   FBOP Corporation, Adj. Rate Pfd., 144A**** ..................................................          9,213,750*
$  2,250,000   First Hawaiian Capital I, 8.343% 07/01/27, Series B .........................................          2,348,077(1)
               First Republic Bank:
     200,000      6.25% Pfd. ...............................................................................          4,962,500*
      53,700      6.70% Pfd. ...............................................................................          1,329,075*
       1,250   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** .........................          1,399,775
      22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A**** .............            577,350
$  1,500,000   First Union Capital II, 7.95% 11/15/29 ......................................................          1,684,009
       5,000   Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32 ...............................................            126,094
       5,000   HSBC Series II, Variable Inverse Pfd., Pvt. .................................................          5,055,000*
       2,500   HSBC USA, Inc., $2.8575 Pfd. ................................................................            122,735*
      10,000   ING Groep NV., 7.05% Pfd. ...................................................................            247,925**(1)
     120,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 .....................................................          2,812,500
$    674,000   NB Capital Trust II, 7.83% 12/15/26 .........................................................            701,439
      31,500   PFGI Capital Corporation, 7.75% Pfd. ........................................................            806,400
$    425,000   Regions Financing Trust II, 6.625% 05/15/47 .................................................            392,568
          10   Roslyn Real Estate, 8.95% Pfd., Series C, 144A**** ..........................................          1,068,658
      77,600   Sovereign Bancorp, 7.30% Pfd., Series C .....................................................          2,072,890*
      30,600   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ..............................................            779,345
$  1,000,000   Sovereign Capital Trust VI, 7.908% 06/13/36 .................................................          1,077,099
               U.S. Bancorp, Auction Pass-Through Trust, Cl. B:
          11      Series 2006-5, Variable Rate Pfd., 144A**** ..............................................            247,500*
          11      Series 2006-6, Variable Rate Pfd., 144A**** ..............................................            247,500*
      46,700   USB Capital VIII, 6.35% Pfd. 12/29/65 .......................................................          1,078,480
       5,550   Wachovia Capital Trust IX, 6.375% Pfd. ......................................................            129,384

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                                         VALUE
------------                                                                                                    ---------------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
$  1,100,000   Webster Capital Trust IV, 7.65% 06/15/37 ....................................................    $     1,087,332
      40,000   Zions Capital Trust B, 8.00% Pfd. 09/01/32 ..................................................          1,005,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     68,454,502
                                                                                                                ---------------

               FINANCIAL SERVICES -- 11.1%
------------------------------------------------------------------------------------------------------------------------------------
               CIT Group, Inc.:
$  2,600,000      6.10% ....................................................................................          1,917,893
     110,000      6.35% Pfd., Series A .....................................................................          2,404,875*
      25,000   Countrywide Capital IV, 6.75% Pfd. ..........................................................            465,313(2)
      50,300   Countrywide Capital V, 7.00% Pfd. 11/01/36 ..................................................            931,179
     108,300   Deutsche Bank Contingent Capital Trust II, 6.55% Pfd. .......................................          2,575,515**(1)
               Goldman Sachs:
      20,000      Adj. Rate Pfd., Series A .................................................................            480,000*
      35,000      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 ...........................................            787,937
          25      Pass-Through Certificates, Class B, 144A**** .............................................          2,005,000*
       2,500      STRIPES Custodial Receipts, Pvt. .........................................................          2,027,500*
               Merrill Lynch:
      87,000      Adj. Rate Pfd., Series 5 .................................................................          1,949,348*
      21,000      Adj. Rate Pfd., Series H .................................................................            483,000*
       3,000      Series II STRIPES Custodial Receipts, Pvt. ...............................................          2,298,000*
               SLM Corporation:
     136,855      6.97% Pfd., Series A .....................................................................          6,347,335*
       9,000      Adj. Rate Pfd., Series B .................................................................            693,000*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     25,365,895
                                                                                                                ---------------
               INSURANCE -- 12.3%
------------------------------------------------------------------------------------------------------------------------------------
      19,100   ACE Ltd., 7.80% Pfd., Series C ..............................................................            484,042**(1)
$  3,750,000   AON Capital Trust A, 8.205% 01/01/27 ........................................................          3,971,704
               Arch Capital Group Ltd.:
      10,000      7.875% Pfd., Series B ....................................................................            245,000**(1)
      40,000      8.00% Pfd., Series A .....................................................................            996,252**(1)
$  2,500,000   AXA SA, 6.463%, 144A**** ....................................................................          2,266,300**(1)
      30,900   Axis Capital Holdings, 7.50% Pfd., Series B .................................................          3,093,090(1)
      27,000   Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45 ..........................................            634,837
      75,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ................................................          1,802,250
       6,250   Everest Re Capital Trust II, 6.20% Pfd., Series B ...........................................            140,078(2)
$  1,040,000   Everest Re Holdings, 6.60% 05/15/37 .........................................................            970,267
$  4,500,000   Liberty Mutual Group, 7.80% 03/15/37, 144A**** ..............................................          4,022,919
      40,000   MetLife, Inc., Adj. Rate Pfd., Series A .....................................................            990,500*

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
-------------------------------------------------------

SHARES/$ PAR                                                                                                         VALUE
------------                                                                                                    ---------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
$  1,650,000   Progressive Corporation, Variable Rate, 06/15/37 ............................................    $     1,601,774
$    357,000   Provident Financing Trust I, 7.405% 03/15/38 ................................................            346,138
               Renaissancere Holdings Ltd.:
      27,950      6.08% Pfd., Series C .....................................................................            586,391**(1)
      79,100      6.60% Pfd., Series D .....................................................................          1,748,110**(1)
     119,500   Scottish Re Group Ltd., 7.25% Pfd. ..........................................................          2,083,781**(1)
$    750,000   USF&G Capital, 8.312% 07/01/46, 144A**** ....................................................            894,300
$  1,600,000   XL Capital Ltd., 6.50%, Series E ............................................................          1,414,818(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     28,292,551
                                                                                                                ---------------
               UTILITIES -- 30.7%
------------------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
         300      4.52% Pfd. ...............................................................................             24,582*
       5,734      4.72% Pfd. ...............................................................................            490,601*
      10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ...................................          1,037,188*
     103,200   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ............................................          4,939,152
               Central Hudson Gas & Electric Corporation:
       5,000      4.35% Pfd., Series D, Pvt. ...............................................................            399,950*
         900      4.96% Pfd., Series E, Pvt. ...............................................................             79,245*
       8,340   Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. ...................            867,193*
               Connecticut Light & Power Company:
      12,124      4.50% Pfd., Series 1963, Pvt. ............................................................            481,808*
      34,300      5.28% Pfd., Series 1967 ..................................................................          1,614,844*
       1,905      6.56% Pfd., Series 1968 ..................................................................             98,641*
      15,778      $3.24 Pfd. ...............................................................................            827,083*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd., Series C ...............................            181,146*
       2,886   Dayton Power and Light Company, 3.90% Pfd., Series C ........................................            193,477*
               Duquesne Light Company:
       7,675      4.10% Pfd. ...............................................................................            275,686*
       9,190      4.15% Pfd. ...............................................................................            334,240*
         910      4.20% Pfd. ...............................................................................             33,488*
       5,490      $2.10 Pfd., Series A .....................................................................            202,032*
     100,000   Entergy Arkansas, Inc., 6.45% Pfd. ..........................................................          2,581,000*
       4,555   Entergy Gulf States, Inc., 7.56% Pfd. .......................................................            449,260*
      36,000   Entergy Louisiana, Inc., 6.95% Pfd. .........................................................          3,769,920*
       5,000   Entergy Mississippi, Inc., 4.92% Pfd. .......................................................            404,900*
      18,535   Florida Power Company, 4.75% Pfd. ...........................................................          1,627,744*
      48,300   FPC Capital I, 7.10% Pfd., Series A .........................................................          1,193,918
      40,000   FPL Group Capital, Inc., 6.60% Pfd. 10/01/66, Series A ......................................            982,500

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                                         VALUE
------------                                                                                                    ---------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
      13,100   Georgia Power Capital Trust, 6.125% Pfd. ....................................................    $       338,242*
       2,010   Great Plains Energy, Inc., 4.50% Pfd. .......................................................            164,016*
      50,000   Hawaiian Electric Company, Inc., 5.25% Pfd., Series H, Pvt. .................................            926,565*
      32,650   Indianapolis Power & Light Company, 5.65% Pfd. ..............................................          3,069,100*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B .....................................         11,612,160*
               Pacific Enterprises:
      27,430      $4.50 Pfd. ...............................................................................          2,279,982*
      10,000      $4.75 Pfd., Series 53 ....................................................................            877,400*
               Pacific Gas & Electric Co.:
       7,600      4.50% Pfd., Series H .....................................................................            156,712*
      41,500      5.00% Pfd., Series D .....................................................................            951,180*
      79,086      5.00% Pfd., Series E .....................................................................          1,828,468*
               PacifiCorp:
       1,095      5.40% Pfd. ...............................................................................            110,978*
       1,225      $4.56 Pfd. ...............................................................................            101,626*
      14,542      $4.72 Pfd. ...............................................................................          1,248,722*
$    500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .....................................            514,550
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd. ..............................................            525,469*
      10,000   Public Service Company of New Mexico, 4.58% Pfd., Series 1965 ...............................            773,700*
               San Diego Gas & Electric Company:
       1,200      4.40% Pfd. ...............................................................................             19,596*
         700      4.50% Pfd. ...............................................................................             11,690*
      77,000      $1.70 Pfd. ...............................................................................          2,018,848*
               South Carolina Electric & Gas Company:
      24,924      5.125% Purchase Fund Pfd., Pvt. ..........................................................          1,281,841*
       6,703      6.00% Purchase Fund Pfd., Pvt. ...........................................................            341,518*
      10,600   Southern California Edison, 6.00% Pfd. ......................................................          1,047,492*
               Southern Union Company:
$    200,000      7.20% 11/01/66 ...........................................................................            202,330
      64,800      7.55% Pfd. ...............................................................................          1,654,992*
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 .....................................................            730,125
               Union Electric Company:
      14,150      4.56% Pfd. ...............................................................................          1,143,037*
      18,800      $7.64 Pfd. ...............................................................................          1,930,760*
      12,500   Virginia Electric & Power Company, $7.05 Pfd. ...............................................          1,264,844*
      47,400   Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ..........................................          1,192,703
$  1,900,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ................................................          1,843,737
               Wisconsin Power & Light Company:
       1,220      4.50% Pfd. ...............................................................................            102,980*
         546      4.80% Pfd. ...............................................................................             49,162*

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
-------------------------------------------------------

SHARES/$ PAR                                                                                                         VALUE
------------                                                                                                    ---------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Xcel Energy, Inc.:
      16,030      $4.08 Pfd., Series B .....................................................................    $     1,210,265*
      26,200      $4.10 Pfd., Series C .....................................................................          1,987,794*
      22,000      $4.11 Pfd., Series D .....................................................................          1,673,320*
      17,750      $4.16 Pfd., Series E .....................................................................          1,366,395*
      10,000      $4.56 Pfd., Series G .....................................................................            843,800*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     70,485,697
                                                                                                                ---------------
               ENERGY -- 5.8%
------------------------------------------------------------------------------------------------------------------------------------
       8,000   Devon Energy Corporation, 6.49% Pfd., Series A ..............................................            818,750*
               Enterprise Products Partners:
$  2,600,000      7.034% 01/15/68 ..........................................................................          2,345,808
$  1,500,000      8.375% 08/01/66 ..........................................................................          1,538,212
       5,985   EOG Resources, Inc., 7.195% Pfd., Series B ..................................................          6,372,289*
$  1,225,000   KN Capital Trust III, 7.63% 04/15/28 ........................................................          1,091,352
      10,000   Lasmo America Limited, 8.15% Pfd., 144A**** .................................................          1,043,800*(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     13,210,211
                                                                                                                ---------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 2.4%
------------------------------------------------------------------------------------------------------------------------------------
       1,000   Equity Residential Properties, 8.29% Pfd., Series K .........................................             57,600
      30,000   PS Business Parks, Inc., 7.375% Pfd., Series O ..............................................            710,625
               Public Storage, Inc.:
     146,370      6.45% Pfd., Series F .....................................................................          3,275,029
      63,200      6.625% Pfd., Series M ....................................................................          1,433,850
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      5,477,104
                                                                                                                ---------------

               MISCELLANEOUS INDUSTRIES -- 2.1%
------------------------------------------------------------------------------------------------------------------------------------
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ...................................          1,076,848*
      40,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .........................................          3,632,000*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      4,708,848
                                                                                                                ---------------
               U.S. GOVERNMENT SECURITIES -- 0.2%
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Freddie Mac, 5.66% Series W .................................................................            472,800*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        472,800
                                                                                                                ---------------
               TOTAL PREFERRED SECURITIES
                  (Cost $215,823,816) ......................................................................        216,467,608
                                                                                                                ---------------

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                                         VALUE
------------                                                                                                    ---------------
CORPORATE DEBT SECURITIES -- 4.9%
               FINANCIAL SERVICES -- 0.7%
------------------------------------------------------------------------------------------------------------------------------------
$  1,800,000   Lehman Brothers Holdings, 6.875% 07/17/37, Sub. Note ........................................    $     1,696,165
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,696,165
                                                                                                                ---------------
               INSURANCE -- 2.4%
------------------------------------------------------------------------------------------------------------------------------------
$    900,000   Farmers Exchange Capital, 7.20% 07/15/48, 144A**** ..........................................            875,880
$  4,729,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** .........................................          4,530,855
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      5,406,735
                                                                                                                ---------------
               UTILITIES -- 0.8%
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Duke Capital Corporation, 8.00% 10/01/19, Senior Notes ......................................          1,123,007
       5,000   Entergy Louisiana LLC, 7.60% 04/01/32 .......................................................            125,625
      20,100   PPL Capital Funding, Inc., 6.85% 07/01/47 ...................................................            481,395
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,730,027
                                                                                                                ---------------
               ENERGY -- 1.0%
------------------------------------------------------------------------------------------------------------------------------------
$  2,450,000   KN Energy, Inc., 7.45% 03/01/98 .............................................................          2,123,449
      11,300   Nexen, Inc., 7.35% Subordinated Notes .......................................................            282,500(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,405,949
                                                                                                                ---------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $11,443,348) .......................................................................         11,238,876
                                                                                                                ---------------
OPTION CONTRACTS -- 0.0%
         515   December Put Options on December U.S. Treasury Bond Futures, Expiring 11/20/07 ..............             32,188+
       1,025   October Put Options on December U.S. Treasury Bond Futures, Expiring 09/21/07 ...............             20,703+
-------------------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                  (Cost $191,691) ..........................................................................             52,891
                                                                                                                ---------------

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
-------------------------------------------------------

SHARES/$ PAR                                                                                                         VALUE
------------                                                                                                    ---------------
MONEY MARKET FUND -- 0.1%
     276,354      BlackRock Provident Institutional, TempFund ..............................................    $       276,354
-------------------------------------------------------------------------------------------------------------------------------
                  TOTAL MONEY MARKET FUND
                     (Cost $276,354) .......................................................................            276,354
                                                                                                                ---------------
SECURITIES LENDING COLLATERAL -- 0.3%
     573,900      Institutional Money Market Trust .........................................................            573,900
-------------------------------------------------------------------------------------------------------------------------------
                  TOTAL SECURITIES LENDING COLLATERAL
                     (Cost $573,900) .......................................................................            573,900
                                                                                                                ---------------

TOTAL INVESTMENTS (Cost $228,309,109***) ........................................................    99.7%          228,609,629
OTHER ASSETS AND LIABILITIES (Net) ..............................................................     0.3%              775,938
                                                                                                                ---------------
TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ........................................   100.0%++    $   229,385,567
                                                                                                                ---------------
MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE ......................................        (80,000,000)
                                                                                                                ---------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .................................................................    $   149,385,567
                                                                                                                ===============

----------

* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**    Securities distributing Qualified Dividend Income only.
***   Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)   Foreign Issuer.
(2)   Security on loan.
+     Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

         ABBREVIATIONS:
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH AUGUST 31, 2007 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                                                                       VALUE
                                                                                                                   -------------
OPERATIONS:
   Net investment income .......................................................................................   $  10,732,267
   Net realized gain/(loss) on investments sold during the period ..............................................      (1,210,477)
   Change in net unrealized appreciation/depreciation of investments held during the period ....................     (15,608,257)
   Distributions to MMP(R)* Shareholders from net investment income, including changes in accumulated
     undeclared distributions ..................................................................................      (2,767,223)
                                                                                                                   -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................................      (8,853,690)

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ...................................      (8,128,704)
                                                                                                                   -------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ............................................................      (8,128,704)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan ..........................         892,876
                                                                                                                   -------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM FUND SHARE TRANSACTIONS .................         892,876

                                                                                                                   -------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD ............................................   $ (16,089,518)
                                                                                                                   =============

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .........................................................................................   $ 165,475,085
   Net decrease in net assets during the period ................................................................     (16,089,518)
                                                                                                                   -------------
   End of period ...............................................................................................   $ 149,385,567
                                                                                                                   =============

----------

*     Money Market Cumulative Preferred(TM) Stock.
(1) These tables summarize the nine months ended August 31, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH AUGUST 31, 2007 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ........................................................................   $       15.80
                                                                                                                   -------------
INVESTMENT OPERATIONS:
   Net investment income .......................................................................................            1.02
   Net realized and unrealized gain/(loss) on investments ......................................................           (1.60)
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
   From net investment income ..................................................................................           (0.26)
   From net realized capital gains .............................................................................              --
                                                                                                                   -------------
   Total from investment operations ............................................................................           (0.84)
                                                                                                                   -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ..................................................................................           (0.77)
   From net realized capital gains .............................................................................              --
                                                                                                                   -------------
   Total distributions to Common Stock Shareholders ............................................................           (0.77)
                                                                                                                   -------------
   Net asset value, end of period ..............................................................................   $       14.19
                                                                                                                   =============
   Market value, end of period .................................................................................   $       14.13
                                                                                                                   =============
   Common Stock shares outstanding, end of period ..............................................................      10,530,560
                                                                                                                   =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ......................................................................................            6.63%**
   Operating expenses ..........................................................................................            1.49%**

---------------------------------------------

SUPPLEMENTAL DATA:++
   Portfolio turnover rate. ....................................................................................              48%***
   Total net assets available to Common and Preferred Stock, end of period (in 000's) ..........................   $     229,386
   Ratio of operating expenses to total average net assets available to Common and Preferred Stock .............            0.99%**

(1) These tables summarize the nine months ended August 31, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
*     Money Market Cumulative Preferred(TM) Stock.
**    Annualized.
***   Not Annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
++    Information presented under heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                              TOTAL                                   DIVIDEND
                            DIVIDENDS   NET ASSET       NYSE        REINVESTMENT
                               PAID       VALUE     CLOSING PRICE     PRICE(1)
                            ---------   ---------   -------------   ------------
December 31, 2006 .......    $0.0860     $15.56        $16.86          $16.02
January 31, 2007 ........     0.0860      15.61         17.20           16.34
February 28, 2007 .......     0.0860      15.80         17.25           16.39
March 31, 2007 ..........     0.0860      15.45         17.09           16.24
April 30, 2007 ..........     0.0860      15.44         16.64           15.81
May 31, 2007 ............     0.0860      15.18         16.00           15.20
June 30, 2007 ...........     0.0860      14.99         16.13           15.32
July 31, 2007 ...........     0.0860      14.51         15.94           15.14
August 31, 2007 .........     0.0860      14.19         14.13           14.19

----------

(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At August 31, 2007, the aggregate cost of securities for federal income tax purposes was $228,556,458, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $9,502,204, and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $9,449,033.

                      [This page intentionally left blank]

DIRECTORS
   Donald F. Crumrine, CFA
     Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President and Treasurer
   Chad C. Conwell
     Chief Compliance Officer,
     Vice President and Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   Laurie C. Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND?

   o  If your shares are held in a Brokerage Account, contact your Broker.

   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --
                 PFPC Inc.
                 P.O. Box 43027
                 Providence, RI 02940-3027
                 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                              Flaherty & Crumrine
                       [LOGO] =====================
                              PREFERRED INCOME FUND

                                    Quarterly
                                     Report

                                 August 31, 2007

                             www.preferredincome.com